S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 10, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Dr. Avi S. Katz and Dr. Raluca Dinu
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sole directors of the sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%